OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unused lines of credit
OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS
Financial instruments with off-balance sheet risk	88,740,793	$ 85,654,871
Commitments to make loans
OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS
Financial instruments with off-balance sheet risk	6,177,898	3,481,833
Commitments to make loans | Minimum
OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS
Fixed rates (as a percent)	2.75%
Maturities of fixed rate loan commitments	1 year
Commitments to make loans | Maximum
OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS
Period of commitments to make loans	60 days
Fixed rates (as a percent)	5.00%
Maturities of fixed rate loan commitments	30 years
Letters of credit
OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS
Financial instruments with off-balance sheet risk	441,376	$ 554,000